Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 200	$ 193	$ 183
Lease, Maximum Initial Term	7 years
Guarantor Obligations [Line Items]
Potential maximum obligation under cash flow assistance program	340
Total receivables under cash flow assistance program	44	25
Estimated uncollectible receivables under cash flow assistance program	15	10
Guarantee of Indebtedness of Others [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Period	10 years
Maximum potential amount	64
Residual Value Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential amount	58
Guarantor Obligations, Maximum Exposure, Remaining Lease Period	7 years
Amount recoverable through various recourse provisions	$ 52